Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

November 30, 2019

CFL-QTLY-0120
1.810701.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.7%
	Principal Amount (000s)	Value (000s)
California - 93.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2012 A:
5% 8/1/24	$1,050	$1,136
5% 8/1/25	1,245	1,346
5% 8/1/27	300	324
5% 8/1/28	400	431
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	2,111
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,767
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A:
5% 10/1/24	7,750	8,864
5% 10/1/25	5,245	5,988
Series 2016 B:
5% 10/1/34	2,500	2,949
5% 10/1/35	4,000	4,709
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A, 5% 12/1/20 (AMBAC Insured)	2,810	2,819
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,145
Series 1997 C, 0% 9/1/22 (FSA Insured)	5,150	4,950
Antelope Valley Cmnty. College District:
Series 2015, 5% 8/1/39	17,680	20,484
Series A:
5% 8/1/31	1,325	1,630
5% 8/1/32	1,345	1,649
5% 8/1/33	1,805	2,206
5% 8/1/34	3,000	3,656
5% 8/1/35	4,000	4,864
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,511
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,123
Series H, 2.125%, tender 4/1/25 (a)	4,000	4,155
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,555
5% 6/1/25	4,355	4,785
5% 6/1/27	2,755	3,020
5% 6/1/28	3,045	3,335
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,915
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	2,012
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,640
Series 2017 C:
5% 4/1/30	650	829
5% 4/1/31	890	1,127
5% 4/1/33	1,245	1,565
Series 2018 A:
5% 10/1/34	760	946
5% 10/1/36	840	1,039
5% 10/1/38	620	761
5% 10/1/42	4,000	4,849
5% 10/1/46	6,235	7,511
Series V1, 5% 5/1/49	10,000	15,208
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	105	105
Series 2007:
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2019:
5% 10/1/22	10,000	11,106
5% 10/1/25	5,720	6,935
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 4/1/35	3,500	3,827
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/39	1,585	1,588
6% 3/1/33	16,330	16,524
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,080
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,760
5% 11/15/23	2,000	2,198
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	2,117
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	4,204
5% 11/15/36	5,000	6,150
5% 11/15/37	3,000	3,672
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	8,482
Series 2019 B, 5%, tender 10/1/27 (a)	7,700	9,664
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,360
Series 2011 A, 5% 3/1/20	3,250	3,279
Series 2011 D:
5% 8/15/22	900	962
5% 8/15/23	700	748
5% 8/15/25	2,000	2,134
Series 2016 A, 5% 11/15/46	3,335	3,881
Series 2017 A:
4% 11/1/38	5,475	6,171
5% 11/15/32	1,400	1,757
Series 2018 A, 5% 11/15/27	500	641
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,397
5% 6/1/33	2,320	2,850
5% 6/1/34	5,290	6,466
5% 6/1/35	5,110	6,232
5% 6/1/36	5,830	7,093
5% 6/1/37	3,000	3,633
Series 2019 A, 2.65% 8/1/36	10,000	9,980
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	363
5% 10/1/26	715	867
5% 10/1/28	2,130	2,602
5% 10/1/32	1,000	1,198
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,310
4% 5/15/30	1,575	1,811
4% 5/15/31	2,150	2,463
4% 5/15/32	1,000	1,142
5% 5/15/33	895	1,089
5% 5/15/34	1,000	1,213
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	293
5% 8/15/29	245	309
5% 8/15/30	225	281
5% 8/15/33	750	918
5% 8/15/36	1,435	1,740
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (b)	4,000	4,819
5% 12/31/34 (b)	3,000	3,600
5% 12/31/35 (b)	2,500	2,990
5% 12/31/37 (b)	4,000	4,747
5% 12/31/38 (b)	5,000	5,920
5% 12/31/43 (b)	6,000	7,026
5% 12/31/47 (b)	5,000	5,829
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,424
4% 1/1/38	1,500	1,702
5% 1/1/32	1,000	1,257
5% 1/1/33	500	626
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,244
5% 6/1/28	1,000	1,232
5% 6/1/30	1,555	1,893
5% 6/1/32	1,000	1,206
5% 6/1/33	1,000	1,203
5% 6/1/35	1,000	1,198
5% 6/1/43	3,750	4,403
Series 2016 A, 5% 11/1/36 (c)	1,000	1,147
Series 2017 A:
5% 7/1/29	575	692
5% 7/1/31	1,000	1,191
5% 7/1/32	1,400	1,661
5% 7/1/33	1,000	1,182
5% 7/1/34	1,395	1,646
5% 7/1/35	1,500	1,766
5% 7/1/36	1,500	1,762
5% 7/1/37	1,250	1,464
Series 2017 B:
5% 7/1/28	1,250	1,511
5% 7/1/29	1,300	1,565
5% 7/1/30	750	898
5% 7/1/31	800	953
5% 7/1/32	1,385	1,643
Series 2017:
5% 10/1/27	500	616
5% 10/1/36	1,250	1,485
5% 10/1/37	500	592
5% 10/1/39	1,750	2,062
Series 2018:
5% 10/1/31	200	246
5% 10/1/32	225	276
5% 10/1/33	225	275
5% 10/1/34	225	274
5% 10/1/35	225	274
5% 10/1/36	250	303
5% 10/1/37	550	665
5% 10/1/38	300	362
Series 2019 A:
5% 4/1/30	3,000	3,799
5% 4/1/31	2,000	2,512
5% 4/1/32	3,000	3,745
5% 4/1/35	1,780	2,204
5% 4/1/36	1,125	1,389
5% 4/1/37	1,475	1,816
5% 4/1/40	2,500	3,051
5% 4/1/41	3,865	4,706
Series 2019:
5% 7/1/34	825	1,045
5% 7/1/39	1,000	1,248
5% 7/1/49	2,100	2,568
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,362
5% 11/15/49	2,500	2,912
California Muni. Fin. Auth. Student Hsg.:
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	5,067
5% 5/15/27	4,635	5,677
5% 5/15/34	10,000	12,170
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,642
5% 5/15/35	1,955	2,371
5% 5/15/36	1,500	1,814
5% 5/15/43	1,500	1,781
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2010 A, 1.45%, tender 2/3/20 (a)(b)(c)	14,500	14,496
Series 2017 A1, 1.45%, tender 1/15/20 (a)(b)(c)	4,000	3,999
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(b)	7,500	7,994
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (c)	1,550	1,564
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (c)	1,500	1,508
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,877
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,189
5.25% 10/1/24	4,170	4,482
5.25% 10/1/25	2,875	3,090
5.75% 10/1/31	4,000	4,329
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,889
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,073
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,087
5% 4/1/25	5,300	5,762
Series 2012 G, 5% 11/1/25	2,500	2,772
Series 2016 D, 4% 4/1/33	1,660	1,878
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,228
5% 12/1/23	2,800	3,013
California State Univ. Rev. Bonds Series 2016 B1, 1.6%, tender 11/1/26 (a)	5,000	5,044
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,454
5% 5/15/35	4,725	5,486
5% 5/15/40	2,250	2,588
Series 2017, 5% 5/15/47	1,000	1,162
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/33	1,595	1,926
5% 1/1/38	3,240	3,842
5% 1/1/43	7,300	8,561
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,107
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	302
5% 7/1/28	660	825
5% 7/1/29	695	867
5% 7/1/30	730	905
5% 7/1/31	765	942
5% 7/1/32	805	987
5% 7/1/33	845	1,033
5% 7/1/34	885	1,080
5% 7/1/35	925	1,126
5% 7/1/36	500	606
5% 7/1/37	650	785
5% 7/1/38	500	602
5% 7/1/43	1,250	1,494
5% 7/1/48	9,000	10,720
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	444
5% 6/1/39 (c)	475	553
5% 6/1/51 (c)	1,440	1,655
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,195
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,047
Bonds Series 2007 A, 5%, tender 3/1/27 (a)	4,000	4,873
Series 2016:
5% 10/1/26	1,125	1,360
5% 10/1/27	2,360	2,848
5% 10/1/28	1,230	1,478
5% 10/1/29	675	808
5% 10/1/30	1,100	1,311
5% 10/1/33	1,850	2,190
Series 2017 A, 5% 11/1/32 (c)	1,135	1,338
Series 2018 A, 5% 3/1/42	7,500	8,986
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,686
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,247
Carlsbad Unified School District:
Series 2009 B, 6% 5/1/34 (Pre-Refunded to 5/1/24 @ 100)	5,300	6,413
Series 2017 A:
4% 5/1/31	1,500	1,764
4% 5/1/32	1,150	1,339
4% 5/1/33	1,375	1,586
4% 5/1/34	1,375	1,576
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,460	7,855
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	728
5% 9/1/28	1,250	1,403
5% 9/1/32	1,125	1,261
5% 9/1/35	585	655
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,990
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,267
5% 6/1/28	2,000	2,263
5% 6/1/29	1,650	1,866
5% 6/1/30	2,500	2,821
5% 6/1/31	1,750	1,972
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,228
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,498
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	392
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	5,173
Series 2015:
5% 9/1/27	1,940	2,312
5% 9/1/28	4,125	4,899
5% 9/1/29	4,325	5,129
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,342
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,067
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,903
Series 2016:
5% 9/1/27	1,875	2,241
5% 9/1/28	1,500	1,788
5% 9/1/29	2,000	2,373
5% 9/1/30	1,720	2,030
5% 9/1/31	2,500	2,940
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,428
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,527
0% 10/1/25 (AMBAC Insured)	1,665	1,488
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	980
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	4,088
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,449
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,301
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,693
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (FSA Insured)	9,000	6,369
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,717
Series 2013 A, 5% 6/1/30	6,000	6,729
Series 2015 A, 5% 6/1/33	2,305	2,706
Series 2017 A1:
5% 6/1/21	2,000	2,104
5% 6/1/22	2,000	2,168
5% 6/1/23	2,000	2,229
5% 6/1/24	3,000	3,430
5% 6/1/25	3,000	3,482
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	7,516
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2019:
4% 9/2/38	1,000	1,147
4% 9/2/39	1,000	1,142
5% 9/2/44	2,545	3,144
4% 9/2/21	1,750	1,837
5% 9/2/23	1,000	1,104
5% 9/2/24	825	938
5% 9/2/25	500	550
5% 9/2/26	800	906
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	2,007
5% 9/1/26	1,860	2,187
5% 9/1/27	1,725	2,023
5% 9/1/28	1,000	1,169
5% 9/1/29	1,250	1,457
Series 2013 A:
5% 9/1/24	3,830	4,381
5% 9/1/25	4,085	4,666
5% 9/1/26	4,105	4,683
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,908
5% 8/15/28	1,960	2,116
5% 8/15/29	4,225	4,562
5% 8/15/30	4,555	4,914
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	416
5% 8/1/22	450	462
5% 8/1/23	485	498
5% 8/1/24	1,000	1,027
5% 8/1/26	1,370	1,406
5% 8/1/28	760	780
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,103
5% 8/1/25	1,000	1,103
5% 8/1/26	1,000	1,102
5% 8/1/27	1,000	1,102
5% 8/1/28	1,000	1,101
5% 8/1/29	1,000	1,101
5% 8/1/30	1,000	1,100
5% 8/1/31	1,000	1,094
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,062
Long Beach Cmnty. College:
0% 6/1/28 (FSA Insured)	2,995	2,541
0% 6/1/31 (FSA Insured)	8,285	6,378
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,786
Series 2017 A:
5% 5/15/26 (b)	1,110	1,346
5% 5/15/27 (b)	2,000	2,475
5% 5/15/29 (b)	1,350	1,655
5% 5/15/30 (b)	1,300	1,589
5% 5/15/31 (b)	2,400	2,926
5% 5/15/32 (b)	1,760	2,140
5% 5/15/33 (b)	1,350	1,638
5% 5/15/34 (b)	1,650	1,996
5% 5/15/35 (b)	2,500	3,017
5% 5/15/36 (b)	3,000	3,610
5% 5/15/37 (b)	2,755	3,306
Series 2019 A, 5% 5/15/44	10,000	12,431
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	411
5.75% 8/1/33	170	171
Los Angeles Cmnty. College District:
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,338
Series 2015 A, 5% 8/1/29	7,000	8,205
Series 2017 J, 4% 8/1/33	2,500	2,906
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,814
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,805
(Disney Parking Proj.) 0% 3/1/20	1,000	997
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,474
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (b)	795	919
5% 5/15/25 (b)	2,250	2,670
5% 5/15/26 (b)	1,705	2,017
5% 5/15/27 (b)	1,250	1,475
5% 5/15/28 (b)	1,250	1,471
5% 5/15/29 (b)	1,575	1,848
5% 5/15/30 (b)	1,400	1,638
Series 2015 D:
5% 5/15/23 (b)	1,390	1,562
5% 5/15/28 (b)	1,950	2,294
5% 5/15/29 (b)	2,550	2,992
5% 5/15/30 (b)	2,000	2,340
5% 5/15/31 (b)	2,540	2,963
5% 5/15/41 (b)	3,240	3,714
Series 2016 A:
5% 5/15/29 (b)	2,500	2,997
5% 5/15/30 (b)	2,500	2,985
5% 5/15/31 (b)	3,000	3,571
5% 5/15/32 (b)	3,700	4,394
5% 5/15/33 (b)	2,000	2,370
5% 5/15/35 (b)	2,000	2,362
5% 5/15/42 (b)	7,500	8,733
Series 2016 B:
5% 5/15/22 (b)	1,000	1,089
5% 5/15/26 (b)	1,600	1,939
5% 5/15/27 (b)	1,000	1,208
5% 5/15/36 (b)	3,600	4,242
5% 5/15/41 (b)	3,750	4,374
Series 2017 B:
5% 5/15/23 (b)	1,000	1,123
5% 5/15/24 (b)	1,500	1,732
5% 5/15/25 (b)	1,750	2,074
Series 2018 D, 5% 5/15/48 (b)	2,000	2,417
Series 2018, 5% 5/15/43 (b)	10,000	12,165
Series 2019 A, 5% 5/15/49 (b)	4,950	5,976
Series 2019 D, 5% 5/15/49 (b)	4,000	4,790
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	35	35
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,040
5% 7/1/30	6,000	7,077
Series 2016 B, 5% 7/1/42	4,595	5,426
Series 2019 A, 5% 7/1/45	10,000	12,343
Los Angeles Hbr. Dept. Rev. Series 2016 A, 5% 8/1/24 (b)	1,500	1,743
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,261
Series 2014 A:
5% 5/1/24	325	380
5% 5/1/25	540	630
5% 5/1/29	500	579
5% 5/1/30	1,000	1,155
5% 5/1/31	1,555	1,795
Series 2014 B:
5% 5/1/24	200	234
5% 5/1/25	225	263
5% 5/1/29	500	579
5% 5/1/30	400	462
5% 5/1/31	400	462
Series 2016 B, 5% 11/1/36	1,500	1,817
Los Angeles Wastewtr. Sys. Rev. Series 2012 B, 5% 6/1/28	4,800	5,261
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	230	238
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,425	3,468
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,060
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,956
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,550
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,215	1,271
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	785	821
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,882
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,783
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,965
5% 6/1/31	500	595
5% 6/1/32	500	593
5% 6/1/33	1,800	2,126
5% 6/1/34	1,345	1,583
5% 6/1/35	1,895	2,227
5% 6/1/36	2,000	2,347
5% 6/1/41	6,155	7,132
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,292
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,376
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,807
5% 9/1/25	1,000	1,092
5% 9/1/26	1,155	1,260
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,634
Series 2015:
4% 9/1/24 (FSA Insured)	330	375
5% 9/1/25 (FSA Insured)	680	809
5% 9/1/26 (FSA Insured)	500	590
5% 9/1/26 (FSA Insured)	1,500	1,771
5% 9/1/27 (FSA Insured)	455	535
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,761
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,370	2,562
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,863
5% 5/1/38	2,265	2,697
5% 5/1/39	1,500	1,784
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,755	4,133
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,613
Series 2015 A:
5% 1/15/28	1,225	1,477
5% 1/15/29	1,650	1,983
5% 1/15/30	1,665	1,992
5% 1/15/31	1,520	1,800
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	290	303
Oakland Unified School District Alameda County:
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,631
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,467
Series 2015 A:
5% 8/1/30	1,250	1,476
5% 8/1/30 (FSA Insured)	1,570	1,858
5% 8/1/40	3,500	4,057
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,187
5% 2/1/23	5,000	5,419
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,836
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,579
5% 2/1/36	6,630	7,928
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (FSA Insured)	1,275	1,508
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,741
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,909
Series 2017, 5% 11/1/42	3,000	3,466
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,228
Perris Union High School District Series A, 4% 9/1/48 (FSA Insured)	11,000	12,407
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,985
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	979
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,870
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (b)	4,500	4,730
Series 2012 P:
5% 5/1/22 (b)	4,000	4,347
5% 5/1/24 (b)	2,820	3,062
Series 2017 D:
5% 11/1/25 (b)	5,135	6,162
5% 11/1/26 (b)	2,285	2,801
5% 11/1/27 (b)	4,000	5,005
5% 11/1/28 (b)	4,925	6,130
5% 11/1/29 (b)	4,200	5,203
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	3,032
5% 6/15/28	2,190	2,667
5% 12/15/28	2,200	2,678
5% 12/15/29	4,825	5,851
5% 12/15/30	3,500	4,633
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	9,503
Series 2011, 0% 8/1/46	10,150	4,339
Series B:
0% 8/1/33	4,840	3,476
0% 8/1/35	9,000	6,065
0% 8/1/37	6,325	3,981
0% 8/1/41	5,130	2,805
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,069
5% 9/1/30	1,495	1,725
5% 9/1/31	1,260	1,449
5% 9/1/32	1,795	2,060
5% 9/1/33	2,740	3,136
5% 9/1/34	1,225	1,399
5% 9/1/35	1,580	1,801
5% 9/1/36	3,395	3,860
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,047
5% 9/1/26 (FSA Insured)	1,350	1,581
5% 9/1/27 (FSA Insured)	1,700	1,986
5% 9/1/28 (FSA Insured)	1,700	1,982
5% 9/1/29 (FSA Insured)	1,850	2,149
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,782
Richmond Wastewtr. Rev. Series 2019 A:
4% 8/1/49	4,000	4,499
5% 8/1/39	390	491
5% 8/1/44	2,135	2,645
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,795
5.75% 6/1/48	5,000	5,580
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,760
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,072
5% 8/1/27	1,725	2,084
5% 8/1/28	1,935	2,333
5% 8/1/29	2,330	2,801
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,478
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,941
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,146
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,792
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,658
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,585
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,667
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	375	390
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,121
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	941
5% 7/1/36	2,000	2,376
5% 7/1/41	6,430	7,560
Series 2018 C:
5% 7/1/34 (b)	4,000	4,886
5% 7/1/35 (b)	5,000	6,092
5% 7/1/36 (b)	7,500	9,114
Series 2018 E:
5% 7/1/33	1,300	1,623
5% 7/1/34	1,000	1,245
5% 7/1/35	1,000	1,242
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,095
Series 2013 A, 5% 8/15/41	2,810	3,176
Series 2016 D, 5% 8/15/28	2,500	3,259
Sacramento TOT Rev. Series A:
5% 6/1/34	700	869
5% 6/1/35	2,065	2,558
5% 6/1/36	2,215	2,731
5% 6/1/37	2,405	2,955
5% 6/1/38	1,240	1,517
5% 6/1/43	6,000	7,236
San Bernardino Cmnty. College District Series 2019 A:
4% 8/1/44 (d)	2,000	2,231
4% 8/1/49 (d)	7,500	8,319
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,561
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22 (Escrowed to Maturity)	10,000	10,909
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,254
5% 8/1/24 (FSA Insured)	1,250	1,423
5% 8/1/25 (FSA Insured)	2,000	2,273
5% 8/1/27 (FSA Insured)	2,000	2,266
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	7,505	7,605
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,056
5% 7/1/31	2,000	2,469
5% 7/1/33	1,735	2,131
5% 7/1/34	1,380	1,692
5% 7/1/35	1,500	1,835
5% 7/1/36	1,980	2,413
5% 7/1/38	2,000	2,421
5% 7/1/42	5,000	5,987
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,604
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (b)	1,000	1,158
5% 7/1/25 (b)	515	611
5% 7/1/27 (b)	500	617
5% 7/1/28(b)	1,000	1,223
5% 7/1/29 (b)	1,725	2,097
5% 7/1/30 (b)	2,915	3,529
5% 7/1/31 (b)	1,250	1,508
5% 7/1/32 (b)	1,300	1,565
5% 7/1/33 (b)	1,330	1,597
5% 7/1/34 (b)	1,000	1,199
5% 7/1/36 (b)	1,500	1,789
5% 7/1/37 (b)	750	892
5% 7/1/47 (b)	5,250	6,140
Series A, 5% 7/1/26 (b)	400	484
Series 2013 B, 5% 7/1/38 (b)	7,000	7,767
Series 2017A, 5% 7/1/42	5,810	6,980
Series 2020 B:
5% 7/1/29 (d)	2,720	3,468
5% 7/1/30 (d)	2,550	3,301
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,869
Series 2015 A, 5% 10/15/44	4,005	4,693
Series 2016:
5% 10/15/29	2,000	2,419
5% 10/15/30	1,000	1,205
5% 10/15/31	650	782
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	2,333
Series 2008 C, 0% 7/1/37	1,300	829
Series 2008 E, 0% 7/1/47 (e)	8,700	7,323
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,462
4% 7/1/39	2,075	2,358
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (b)	1,865	2,109
Series 2016 B:
5% 5/1/41 (b)	9,695	11,248
5% 5/1/46 (b)	23,000	26,510
Series 2017 A, 5% 5/1/42 (b)	3,000	3,538
Series 2019 A:
5% 5/1/36 (b)	10,000	12,375
5% 1/1/47 (b)	3,005	3,602
Series 2019 B, 5% 5/1/49	5,000	6,174
Series A, 5% 5/1/44 (b)	8,390	9,445
5% 5/1/28	2,280	2,796
5% 5/1/29	1,225	1,492
5% 5/1/30	330	399
5% 5/1/32	1,000	1,202
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,089
5% 8/1/24	750	816
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,021
5% 8/1/26 (FSA Insured)	1,055	1,228
5% 8/1/27 (FSA Insured)	1,250	1,451
5% 8/1/28 (FSA Insured)	1,250	1,446
5% 8/1/29 (FSA Insured)	3,150	3,641
5% 8/1/30 (FSA Insured)	4,070	4,700
5% 8/1/31 (FSA Insured)	650	750
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,611
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,983
5% 6/1/26	3,000	3,412
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (b)	2,480	3,050
5% 3/1/29 (b)	710	865
5% 3/1/31 (b)	1,100	1,327
5% 3/1/32 (b)	850	1,023
5% 3/1/33 (b)	1,095	1,314
5% 3/1/34 (b)	1,250	1,497
5% 3/1/35 (b)	3,460	4,136
5% 3/1/36 (b)	2,250	2,683
5% 3/1/37 (b)	2,250	2,677
5% 3/1/41 (b)	10,235	12,067
Series 2017 B:
5% 3/1/29	200	250
5% 3/1/30	250	310
5% 3/1/32	235	288
5% 3/1/33	250	305
5% 3/1/34	500	608
5% 3/1/37	3,000	3,623
San Luis Obispo Cmnty. College District Series B, 4% 8/1/43	4,700	5,270
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	2,006
5% 10/1/29	675	814
5% 10/1/30	2,000	2,400
5% 10/1/31	2,310	2,761
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,340
Series 2010 B, 0% 8/1/47	9,000	4,000
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,304
5% 9/1/37	1,000	1,299
5% 9/1/38	760	981
5% 9/1/39	1,000	1,285
5% 9/1/40	1,100	1,406
San Mateo County Joint Powers Fing. Auth.:
(Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,306
Series 2019 A:
5% 7/15/24	4,000	4,726
5% 7/15/26	4,000	4,993
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	10,007
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,901
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,365
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,343
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	954
5% 6/15/26 (FSA Insured)	860	993
5% 6/15/27 (FSA Insured)	1,770	2,034
5% 6/15/28 (FSA Insured)	1,865	2,134
5% 6/15/29 (FSA Insured)	1,780	2,030
5% 6/15/30 (FSA Insured)	1,150	1,310
5% 6/15/31 (FSA Insured)	1,000	1,137
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	925	966
Santa Ana Unified School District Series 2019 A, 4% 8/1/48	5,500	6,130
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,313
5% 4/1/32	1,365	1,772
5% 4/1/34	1,000	1,286
5% 4/1/36	2,135	2,725
5% 4/1/37	1,000	1,272
5% 4/1/38	845	1,070
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,230
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	888
5% 7/1/36	2,380	2,927
5% 7/1/37	1,780	2,182
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,509
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	500
4% 7/1/37	475	543
4% 7/1/38	450	512
4% 7/1/39	550	623
5% 7/1/30	250	314
5% 7/1/31	350	437
5% 7/1/32	255	317
5% 7/1/33	250	311
5% 7/1/34	315	390
5% 7/1/35	400	495
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,994
0% 9/1/22 (AMBAC Insured)	2,900	2,796
0% 9/1/25 (AMBAC Insured)	6,800	6,198
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	887
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,818
South Bayside Waste Mgmt. Auth.:
Series 2019 A, 5% 9/1/42 (FSA Insured)	1,300	1,625
Series 2019 B:
5% 9/1/20 (b)	850	873
5% 9/1/21 (b)	1,245	1,323
5% 9/1/24 (b)	440	512
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,391
5% 4/1/36	3,000	3,566
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,087
5% 8/15/26	1,975	2,145
5% 8/15/27	700	759
5% 8/15/28	1,000	1,083
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,155
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	2,235
5% 10/1/35	1,000	1,244
5% 10/1/36	1,585	1,964
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	351
5% 8/1/25 (FSA Insured)	750	877
5% 8/1/27 (FSA Insured)	265	309
5% 8/1/28 (FSA Insured)	510	593
5% 8/1/38 (FSA Insured)	2,500	2,841
5% 8/1/42 (FSA Insured)	4,650	5,252
5% 7/1/23 (FSA Insured)	1,270	1,395
5% 7/1/24 (FSA Insured)	1,350	1,482
5% 7/1/25 (FSA Insured)	1,060	1,163
5% 7/1/26 (FSA Insured)	1,110	1,218
5% 7/1/27 (FSA Insured)	1,065	1,168
5% 1/1/29 (FSA Insured)	600	657
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,841
5% 9/1/25 (FSA Insured)	3,500	4,176
5% 9/1/27 (FSA Insured)	4,000	4,848
5% 9/1/28 (FSA Insured)	3,500	4,230
5% 9/1/29 (FSA Insured)	2,000	2,413
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,154
5% 6/1/26	1,000	1,204
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	5,935
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,020
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	969
5% 11/15/25 (FSA Insured)	800	976
5% 11/15/26 (FSA Insured)	965	1,171
5% 11/15/27 (FSA Insured)	1,500	1,816
5% 11/15/28 (FSA Insured)	1,165	1,407
Turlock Irrigation District Rev.:
Series 2011, 5.5% 1/1/41	10,000	10,479
Series 2020:
5% 1/1/31 (d)	6,375	8,070
5% 1/1/32 (d)	6,695	8,418
5% 1/1/41 (d)	4,000	4,887
Union Elementary School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,932
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,068
Univ. of California Revs.:
Bonds Series 2016 AT, 1.4%, tender 5/15/21 (a)	3,000	3,012
Series 2017 AV, 5% 5/15/34	2,000	2,480
Series 2019 BB, 5% 5/15/49	2,000	2,483
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,079
4% 1/1/36	1,000	1,076
5% 1/1/30	1,285	1,539
5% 1/1/31	1,350	1,609
5% 1/1/32	1,400	1,663
5% 1/1/33	2,835	3,359
5% 1/1/34	2,230	2,639
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,065
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,525
5% 8/1/30	6,710	7,812
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,115
5% 11/1/25	1,000	1,114
5% 11/1/26	1,000	1,113
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,297
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,865	2,216
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	987
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,722
5.5% 8/1/38	1,500	1,769
5.5% 8/1/40	5,000	5,892
Washington Township Health Care District Rev.:
Series 2010 A, 5.5% 7/1/38	3,100	3,169
Series 2017 B:
5% 7/1/30	2,500	2,982
5% 7/1/32	1,350	1,601
5% 7/1/33	1,000	1,183
Series 2019 A:
5% 7/1/30	1,000	1,229
5% 7/1/31	875	1,071
5% 7/1/32	890	1,086
5% 7/1/36	750	905
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	1,208
Series 2012, 5% 8/1/32	8,265	9,097
Series 2014 A:
5% 8/1/23	365	417
5% 8/1/25	2,555	3,009
5% 8/1/26	2,550	2,995
5% 8/1/27	1,150	1,347
5% 8/1/28	1,000	1,168
5% 8/1/29	1,675	1,949
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,756
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,257
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	2,042

TOTAL CALIFORNIA		2,099,227

Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (b)	480	554
Series C, 5% 10/1/21 (Escrowed to Maturity) (b)	770	805

TOTAL GUAM		1,359

TOTAL MUNICIPAL BONDS
(Cost $1,942,720)		2,100,586

Municipal Notes - 7.2%
California - 7.2%
1500 Mission Urban Hsg. LP Participating VRDN Series DBE 80 38, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	15,000	$15,000
California Fin. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2007, 1% 12/2/19, VRDN(a)(b)	4,400	4,400
California Gen. Oblig. Participating VRDN:
Series Floaters XF 10 38, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,500	5,500
Series Spears DB 80 17, 1.25% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	4,290	4,290
California Health Facilities Fing. Auth. Participating VRDN Series Floaters XG 00 49, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	1,700	1,700
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Floaters XG 00 48, 1.2% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	9,000	9,000
California Poll. Cont. Fing. Auth. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001, 1% 12/2/19, VRDN (a)(b)	6,500	6,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 1.03% 12/2/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,100	1,100
Series 2001 W2, 1.03% 12/2/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	11,700	11,700
Series 2001 W3, 1.03% 12/2/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,800	1,800
Participating VRDN Series Floaters XF 10 82, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,625	14,625
Dignity Health Participating VRDN Series DBE 80 11, 1.32% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	14,700	14,700
Hbr. Park Apts. Lp Participating VRDN Series Spears DBE 80 14, 1.45% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	6,045	6,045
Los Angeles Gen. Oblig. TRAN Series 2019, 5% 6/25/20	15,000	15,334
Los Angeles Multi-family Hsg. Rev. Series 1994 A, 1.15% 12/2/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,523	1,523
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XM 06 75, 1.29% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	8,250	8,250
Series Floaters ZF 26 76, 1.3% 12/6/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(f)(g)	12,185	12,185
Series XF 28 38, 1.25% 12/6/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(f)(g)	5,500	5,500
Series XM 07 49, 1.25% 12/6/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(f)(g)	5,000	5,000
Univ. of California Revs.:
Participating VRDN Series Spears DB 80 20, 1.25% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(f)(g)	5,710	5,710
Series 2013 AL3, 0.73% 12/2/19, VRDN (a)	3,200	3,200
Wilshire Vermont Station Apts Participating VRDN Series Spears DBE 80 16, 1.4% 12/6/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(f)(g)	8,800	8,800
TOTAL MUNICIPAL NOTES
(Cost $161,846)		161,862
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,104,566)		2,262,448
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(19,447)
NET ASSETS - 100%		$2,243,001

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

TRAN – TAX AND REVENUE ANTICIPATION N

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,704,000 or 1.4% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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